Stock-Based Compensation - Schedule of the Company’s RSU Activity (Details) - RSU awards	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Fair Value of Options Granted Based on Assumptions [Line Items]
Number of RSUs, Unvested RSUs, balance | shares	0
Weighted Average Grant Date Fair Value per RSU, Unvested RSUs, balance | $ / shares	$ 0
Number of RSUs, Granted | shares	404,443
Weighted Average Grant Date Fair Value per RSU, Granted | $ / shares	$ 3
Number of RSUs, Vested/Issued | shares	(6,363)
Weighted Average Grant Date Fair Value per RSU, Vested/Issued | $ / shares	$ 0
Number of RSUs, Forfeited, cancelled, or expired | shares	(31,823)
Weighted Average Grant Date Fair Value per RSU, Forfeited, cancelled, or expired | $ / shares	$ 3
Number of RSUs, Unvested RSUs, balance | shares	366,257
Weighted Average Grant Date Fair Value per RSU, Unvested RSUs, balance | $ / shares	$ 3